CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CHANGES IN OPERATING WORKING CAPITAL
Decrease/(increase) in Accounts receivable	$ 31	$ (69)	$ (576)
Increase in Inventories	(42)	(49)	(38)
Decrease in Assets held for sale	0	0	14
(Increase)/decrease in Other current assets	(15)	45	189
Increase/(decrease) in Accounts payable and other	352	(70)	151
(Decrease)/increase in Accrued interest	(33)	41	12
Decrease in Liabilities related to Assets held for sale	0	0	(25)
Decrease/(increase) in Operating Working Capital	$ 293	$ (102)	$ (273)